Leases (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Schedule of future minimum lease payments and sublease income
Future minimum lease payments and sublease income at December 31, 2017, by year and in the aggregate, under all noncancellable operating leases and subleases are as follows:

	Lease Payments	Sublease Income
2018	$154,909	$40
2019	142,947	—
2020	133,033	—
2021	126,324	—
2022	121,225	—
Thereafter	541,444	—
Total	$1,219,882	$40